CONSOLIDATING FINANCIAL STATEMENTS - Statement of operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Metal sales	$ 4,213.4	$ 3,497.3
Cost of sales
Production cost of sales	1,725.7	1,778.9
Depreciation, depletion and amortization	842.3	731.3
Reversals of impairment charges - net	(650.9)	(361.8)
Total cost of sales	1,917.1	2,148.4
Gross profit	2,296.3	1,348.9
Other operating expense	186.5	108.5
Exploration and business development	92.5	113.5
General and administrative	117.9	135.8
Operating earnings	1,899.4	991.1
Other income (expense) - net	7.4	72.7
Finance income	4.3	7.9
Finance expense	(112.6)	(107.9)
Earnings before tax	1,798.5	963.8
Income tax expense - net	(439.8)	(246.7)
Net earnings	1,358.7	717.1
Net earnings (loss) attributable to:
Non-controlling interests	16.3	(1.5)
Common shareholders	1,342.4	718.6
Total Guarantors
Revenue
Metal sales	2,288.6	1,945.3
Cost of sales
Production cost of sales	996.9	1,072.8
Depreciation, depletion and amortization	463.9	376.8
Reversals of impairment charges - net		(200.7)
Total cost of sales	1,460.8	1,248.9
Gross profit	827.8	696.4
Other operating expense	31.4	39.6
Exploration and business development	43.0	50.4
General and administrative	83.1	90.1
Operating earnings	670.3	516.3
Other income (expense) - net	30.5	34.9
Equity in earnings (losses) of intercompany investments	882.7	341.9
Finance income	82.9	95.4
Finance expense	(107.5)	(108.0)
Earnings before tax	1,558.9	880.5
Income tax expense - net	(216.5)	(161.9)
Net earnings	1,342.4	718.6
Net earnings (loss) attributable to:
Common shareholders	1,342.4	718.6
Kinross Gold Corp.
Revenue
Metal sales	2,225.4	1,892.0
Cost of sales
Production cost of sales	2,181.9	1,857.5
Depreciation, depletion and amortization	5.0	3.3
Total cost of sales	2,186.9	1,860.8
Gross profit	38.5	31.2
Other operating expense	8.3	18.0
Exploration and business development	25.6	29.6
General and administrative	80.4	86.1
Operating earnings	(75.8)	(102.5)
Other income (expense) - net	22.8	33.0
Equity in earnings (losses) of intercompany investments	1,389.2	767.1
Finance income	80.6	83.5
Finance expense	(75.6)	(63.7)
Earnings before tax	1,341.2	717.4
Income tax expense - net	1.2	1.2
Net earnings	1,342.4	718.6
Net earnings (loss) attributable to:
Common shareholders	1,342.4	718.6
Guarantor Subsidiaries
Revenue
Metal sales	2,229.0	1,848.0
Cost of sales
Production cost of sales	980.8	1,009.8
Depreciation, depletion and amortization	458.9	373.7
Reversals of impairment charges - net		(200.7)
Total cost of sales	1,439.7	1,182.8
Gross profit	789.3	665.2
Other operating expense	23.1	21.6
Exploration and business development	17.4	20.8
General and administrative	2.7	4.0
Operating earnings	746.1	618.8
Other income (expense) - net	7.7	1.9
Equity in earnings (losses) of intercompany investments	1,016.2	399.2
Finance income	2.7	12.3
Finance expense	(32.3)	(44.7)
Earnings before tax	1,740.4	987.5
Income tax expense - net	(217.7)	(163.1)
Net earnings	1,522.7	824.4
Net earnings (loss) attributable to:
Common shareholders	1,522.7	824.4
Guarantor Adjustments
Revenue
Metal sales	(2,165.8)	(1,794.7)
Cost of sales
Production cost of sales	(2,165.8)	(1,794.5)
Depreciation, depletion and amortization		(0.2)
Total cost of sales	(2,165.8)	(1,794.7)
Equity in earnings (losses) of intercompany investments	(1,522.7)	(824.4)
Finance income	(0.4)	(0.4)
Finance expense	0.4	0.4
Earnings before tax	(1,522.7)	(824.4)
Net earnings	(1,522.7)	(824.4)
Net earnings (loss) attributable to:
Common shareholders	(1,522.7)	(824.4)
Non-guarantors
Revenue
Metal sales	1,924.8	1,552.0
Cost of sales
Production cost of sales	728.8	706.1
Depreciation, depletion and amortization	378.4	354.5
Reversals of impairment charges - net	(650.9)	(161.1)
Total cost of sales	456.3	899.5
Gross profit	1,468.5	652.5
Other operating expense	155.1	68.9
Exploration and business development	49.5	63.1
General and administrative	34.8	45.7
Operating earnings	1,229.1	474.8
Other income (expense) - net	188.2	249.5
Finance income	143.5	134.5
Finance expense	(227.2)	(221.9)
Earnings before tax	1,333.6	636.9
Income tax expense - net	(223.3)	(84.8)
Net earnings	1,110.3	552.1
Net earnings (loss) attributable to:
Non-controlling interests	16.3	(1.5)
Common shareholders	1,094.0	553.6
Eliminations
Cost of sales
Other income (expense) - net	(211.3)	(211.7)
Equity in earnings (losses) of intercompany investments	(882.7)	(341.9)
Finance income	(222.1)	(222.0)
Finance expense	222.1	222.0
Earnings before tax	(1,094.0)	(553.6)
Net earnings	(1,094.0)	(553.6)
Net earnings (loss) attributable to:
Common shareholders	$ (1,094.0)	$ (553.6)